Deposits, Prepayments and Other Current Assets - Schedule of Deposits, Prepayments and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Deposits Prepayments And Other Current Assets Abstract
Disposal proceeds receivable	$ 1,851,787	$ 1,060,078	$ 0	$ 0
Client legal fund for company incorporation	23,472	0
Other current assets	300	156,511	0	0
Deposits, prepayments and other current assets	$ 1,875,559	$ 1,216,589	$ 25,358	$ 25,267